Long-Term Debt - Narrative (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 30, 2015	Aug. 18, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Feb. 28, 2007
Debt Instrument [Line Items]
Debt, face amount			$ 598,999,000		$ 628,813,000	$ 545,000,000
Interest paid on debt			21,753,000	$ 29,102,000	75,000,000	$ 58,460,000	$ 57,755,000
Debt Refinance [Member]
Debt Instrument [Line Items]
Unsecured notes		$ 24,000,000
Credit Agreement [Member]
Debt Instrument [Line Items]
Debt, face amount			45,575,000		43,000,000
Credit Agreement [Member] | Debt Refinance [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt, face amount		65,000,000
First Lien Notes [Member]
Debt Instrument [Line Items]
Debt, face amount			272,438,000		280,813,000
First Lien Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount		285,000,000
First Lien Term Loan, Tranche A [Member]
Debt Instrument [Line Items]
Debt, face amount			98,750,000		106,250,000
First Lien Term Loan, Tranche A [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount		110,000,000
Unamortized discount		2,200,000
First Lien Term Loan, Tranche B [Member]
Debt Instrument [Line Items]
Debt, face amount			173,688,000		174,563,000
First Lien Term Loan, Tranche B [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount		175,000,000
Unamortized discount		5,800,000
Second Lien Term Loans [Member]
Debt Instrument [Line Items]
Debt, face amount			70,000,000		70,000,000
Second Lien Term Loans [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount		70,000,000
Third Lien Notes [Member]
Debt Instrument [Line Items]
Debt, face amount		2,900,000	$ 210,986,000		210,986,000
Unamortized discount		1,100,000
Third Lien Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt, face amount		208,100,000
Third Lien Notes [Member] | Debt Refinance [Member] | Cash [Member]
Debt Instrument [Line Items]
Unamortized discount		$ 2,900,000
Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt, face amount					$ 24,014,000			$ 250,000,000
Percentage of outstanding unsecured notes exchanged for third lien notes		90.00%
Outstanding principal payment	$ 24,000,000
Interest paid on debt	$ 1,200,000
Second and Third Lien Notes [Member] | Debt Refinance [Member] | Warrant [Member]
Debt Instrument [Line Items]
Percent of total common stock authorized to purchase		40.00%
Secured Notes and PIK Notes [Member] | Debt Refinance [Member]
Debt Instrument [Line Items]
Debt extinguishment		$ 336,400,000